Note 3 - Revenue - Disclosure of Deferred Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Receivables from contracts with customers [abstract]
Deferred revenue as of January 1	$ 10,272	$ 995
Deferred during the year	5,441	10,272
Recognized as revenue during the year	(10,272)	(995)
Deferred revenue as of December 31	$ 5,441	$ 10,272